Related Party Transactions (Details) - Related Party [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Aggregate purchase price			$ 5.0
SameDay Solar [Member]
Related Party Transactions [Line Items]
Revenue	$ 0.6	$ 1.6
Cost of revenue	0.2	0.6
Commission expense	$ 0.4
Commission expense		$ 1.2